Intangible Assets - Consist of intangible assets (Details) - USD ($)	Sep. 30, 2024	Jun. 24, 2024	Dec. 31, 2023	Dec. 31, 2022
Fair value of goodwill	$ 4,916,694	$ 59,900,694
iDoc
Fair value of goodwill			$ 0	$ 95,076
Customer list, net				12,000
Ending balance				$ 107,076